Other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Other current assets
Schedule of other current assets

	For the year ended
	December 31
(In thousands of €)	2025	2024
Grant receivables	1,672	446
Supplier credit notes received	15	55
VAT receivables	200	381
Other receivables	2,122	1,126
Total trade and other receivables	4,009	2,008
Deferred charges	638	267
Accrued Income	76	111
Total deferred charges and accrued income	714	378
Total other current assets	4,723	2,386